Quarterly Financial Data (Unaudited) (Details) - Quarterly Financial Data (Unaudited) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Revenue	$ 1,733,908	$ 490,465	$ 389,547	$ 246,248	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 3,139,421	$ 424,735	$ 1,304,747	$ 586,176
Gross profit (loss)	975,500	251,452	196,733	169,468	112,899	140,622	32,281	9,568	(17,172)	1,774,440	282,367	730,552	165,299
Net gains (losses) on derivative revaluations	1,158,240	(651,328)	623,613	115,237	(593,717)	1,582,164	(385,209)	1,485,470	1,076,721	1,374,196	(478,480)	(506,195)	3,759,146
Net income (loss)	(2,103,412)	1,486,725	(10,808,332)	(3,163,155)	(3,781,510)	(1,034,757)	(2,967,580)	(1,269,630)	(2,904,695)	(4,649,027)	(6,944,665)	(16,266,272)	(8,176,662)
Net income (loss) attributable to common stockholders	$ (2,103,412)	$ 4,385,275	$ (12,246,825)	$ (5,862,322)	$ (3,988,194)	$ (1,238,890)	$ (3,169,192)	$ (1,468,754)	$ (3,101,360)	$ (4,649,027)	$ (9,850,516)	$ (17,712,066)	$ (8,978,196)
Net income (loss) per share – basic and diluted (in Dollars per share)	$ (2.28)			$ (139.79)		$ (2.95)	$ (7.56)	$ (3.50)	$ (7.40)	$ (5.07)	$ (234.89)	$ (5.82)	$ (21.42)